Schedule of Warrants (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares	4,206,268	4,206,268	4,144,628	4,144,628
Weighted average exercise price, beginning balance		$ 12.95		$ 12.95
Weighted average grant date, beginning balance	$ 3.15		$ 3.15
Number of warrants, issued | shares	16,486,818	16,486,818	61,640	61,640
Weighted average exercise price, issued		$ 6.65		$ 5.25
Weighted average grant date, issued	$ 2.80		$ 2.45
Number of warrants, exercised | shares	(103,115)	(103,115)
Weighted average exercise price, exercised		$ 5.25
Weighted average grant date, exercised	$ 1.75
Number of warrants, expired | shares	(2,098,120)	(2,098,120)
Weighted average exercise price, expired		$ 16.45
Weighted average grant date, expired	$ 3.15
Number of warrants, ending balance | shares	18,491,581	18,491,581	4,206,268	4,206,268
Weighted average exercise price, ending balance		$ 6.98		$ 12.95
Weighted average grant date, ending balance	$ 2.80		$ 3.15